Long-Term Debt (Details 3) (USD $)	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2013	Mar. 31, 2012	Feb. 22, 2013	Feb. 29, 2012	Nov. 23, 2013
Long-term debt [Line Items]
Loss on extinguishment of debt	$ 65,000,000	$ 55,000,000
Future scheduled long-term debt payments
December 31, 2014				39,000,000
December 31, 2015				52,000,000
December 31, 2016				35,000,000
December 31, 2017				2,141,000,000
December 31, 2018				83,000,000
Senior secured term loan facility maturing in 2014 (Tranche A)
Long-term debt [Line Items]
Redemption with proceeds from 2020 Notes			276,000,000
Senior secured term loan facility maturing in 2014 (Tranche A) | London inter-bank offered rate
Long-term debt [Line Items]
Variable rate basis				adjusted London inter bank offered rate
Borrowing margin (as a percent)				2.50%
Senior secured term loan facility maturing in 2014 (Tranche A) | Alternate base rate
Long-term debt [Line Items]
Variable rate basis				alternate base rate
Borrowing margin (as a percent)				1.50%
10.75% senior notes maturing in 2015
Long-term debt [Line Items]
Loss on extinguishment of debt		55,000,000
Redemption with proceeds from 2020 Notes			396,000,000		600,000,000
8% 2020 Notes
Long-term debt [Line Items]
Interest rate (as a percent)		8.00%		8.00%			8.00%
Long-term debt		603,000,000		602,000,000
7% 2020 Notes
Long-term debt [Line Items]
Interest rate (as a percent)		7.00%		7.00%
Long-term debt		750,000,000		750,000,000
Revolving credit facility maturing in 2017
Long-term debt [Line Items]
Available borrowing capacity				324,000,000
Letters of credit outstanding		0		0
Revolving credit facility maturing in 2017 | Through July 23, 2014
Long-term debt [Line Items]
Available borrowing capacity								242,000,000
Revolving credit facility maturing in 2017 | July 24, 2014 through January 31, 2017
Long-term debt [Line Items]
Available borrowing capacity								183,000,000
Letters of credit
Long-term debt [Line Items]
Available borrowing capacity				75,000,000
Letters of credit outstanding		0		0
Senior secured term loan facility amended in 2013 maturing in 2017
Long-term debt [Line Items]
Original issue discount (as a percent)						1.00%
Unamortized original issue discount						$ 12,000,000
Senior secured term loan facility amended in 2013 maturing in 2017 | London inter-bank offered rate
Long-term debt [Line Items]
Variable rate basis						adjusted London inter bank offered rate
Borrowing margin (as a percent)						3.25%
Floor rate (as a percent)						1.00%
Senior secured term loan facility amended in 2013 maturing in 2017 | Alternate base rate
Long-term debt [Line Items]
Variable rate basis						alternate base rate
Borrowing margin (as a percent)						2.25%
Floor rate (as a percent)						2.00%